Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SHORT-TERM BOND FUND, INC.
Entity Central Index Key	0000731890
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000119983
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Bond Fund
Class Name	Investor Class
Trading Symbol	TRBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - Investor Class	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2026, as front-end yields ended lower amid elevated rate volatility, driven by moderating inflation expectations and Federal Reserve rate cuts during the second half of 2025.

  The fund’s out-of-benchmark allocations to mortgage-backed securities (MBS), asset-backed securities, and commercial mortgage-backed securities aided performance relative to its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index, as spreads tightened. Similarly, an overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries contributed. Security selection within investment-grade corporate bonds also generated positive returns. The fund’s slight overweight duration contributed to performance as front-end yields largely shifted lower over the period.

  Key rate management, particularly our two-year key rate positioning, detracted from returns relative to the style-specific benchmark over the year.

  The fund seeks a high level of income consistent with minimal fluctuations in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative position. We increased the fund’s allocation to U.S. Treasuries and MBS.

  While we are primarily a cash bond manager, we employ the use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default swaps and interest rate swaps.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,049	10,232	10,023
2016	10,082	9,908	10,037
2017	10,118	10,008	10,063
2017	10,177	10,158	10,078
2017	10,219	10,283	10,110
2017	10,263	10,227	10,133
2018	10,290	10,059	10,160
2018	10,348	10,120	10,209
2018	10,416	10,175	10,265
2018	10,463	10,089	10,318
2019	10,563	10,378	10,394
2019	10,686	10,768	10,470
2019	10,781	11,210	10,548
2019	10,826	11,178	10,605
2020	10,929	11,590	10,671
2020	10,922	11,781	10,739
2020	11,099	11,936	10,754
2020	11,157	11,992	10,761
2021	11,200	11,750	10,768
2021	11,222	11,734	10,774
2021	11,220	11,925	10,776
2021	11,217	11,854	10,775
2022	11,149	11,440	10,758
2022	11,064	10,769	10,757
2022	11,067	10,552	10,758
2022	11,047	10,332	10,803
2023	11,237	10,328	10,914
2023	11,367	10,538	11,040
2023	11,555	10,426	11,185
2023	11,733	10,454	11,345
2024	11,972	10,671	11,494
2024	12,154	10,676	11,643
2024	12,364	11,187	11,822
2024	12,542	11,173	11,964
2025	12,696	11,291	12,104
2025	12,848	11,258	12,227
2025	13,026	11,538	12,371
2025	13,174	11,809	12,504
2026	13,344	11,998	12,624
2026	13,461	11,836	12,732

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Ultra Short-Term Bond Fund (Investor Class)	4.77%	3.70%	3.02%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	4.12	3.40	2.44

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,934,740,000
Holdings Count | Holding	541
Advisory Fees Paid, Amount	$ 3,876,000
InvestmentCompanyPortfolioTurnover	85.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,934,740 Number of Portfolio Holdings541
Holdings [Text Block]
Table Summary
Corporate Bonds	51.4%
Asset-Backed Securities	21.5
Non-U.S. Government Mortgage-Backed Securities	9.5
Commercial Paper	8.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	4.3
U.S. Government & Agency Mortgage-Backed Securities	3.2
U.S. Treasury Obligations	1.0
Foreign Government Obligations & Municipalities	0.7
Securities Lending Collateral	0.2
Short-Term and Other	-0.6

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes	4.3%
Carvana Auto Receivables Trust	2.1
Federal National Mortgage Assn.	2.0
Structured Agency Credit Risk Debt Notes	1.8
Exeter Automobile Receivables Trust	1.4
Bain Capital Credit	1.3
Federal Home Loan Mortgage	1.2
HCA	1.1
Southern California Edison	1.0
Global Payments	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000193195
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Bond Fund
Class Name	I Class
Trading Symbol	TRSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - I Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2026, as front-end yields ended lower amid elevated rate volatility, driven by moderating inflation expectations and Federal Reserve rate cuts during the second half of 2025.

  The fund’s out-of-benchmark allocations to mortgage-backed securities (MBS), asset-backed securities, and commercial mortgage-backed securities aided performance relative to its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index, as spreads tightened. Similarly, an overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries contributed. Security selection within investment-grade corporate bonds also generated positive returns. The fund’s slight overweight duration contributed to performance as front-end yields largely shifted lower over the period.

  Key rate management, particularly our two-year key rate positioning, detracted from returns relative to the style-specific benchmark over the year.

  The fund seeks a high level of income consistent with minimal fluctuations in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative position. We increased the fund’s allocation to U.S. Treasuries and MBS.

  While we are primarily a cash bond manager, we employ the use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default swaps and interest rate swaps.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
7/6/17	500,000	500,000	500,000
8/31/17	501,296	508,001	501,061
11/30/17	503,453	505,225	502,200
2/28/18	505,761	496,943	503,530
5/31/18	507,612	499,953	505,967
8/31/18	511,954	502,670	508,753
11/30/18	514,303	498,444	511,399
2/28/19	518,165	512,695	515,166
5/31/19	525,245	531,952	518,895
8/31/19	530,020	553,804	522,775
11/30/19	532,331	552,233	525,615
2/29/20	537,552	572,591	528,899
5/31/20	537,370	582,038	532,256
8/31/20	546,241	589,654	533,014
11/30/20	549,285	592,456	533,343
2/28/21	551,549	580,513	533,681
5/31/21	552,827	579,681	533,968
8/31/21	552,886	589,157	534,097
11/30/21	551,832	585,623	534,027
2/28/22	549,787	565,164	533,178
5/31/22	545,781	532,020	533,162
8/31/22	544,997	521,310	533,171
11/30/22	545,250	510,431	535,400
2/28/23	554,794	510,219	540,927
5/31/23	561,370	520,619	547,159
8/31/23	570,814	515,090	554,341
11/30/23	579,788	516,453	562,293
2/29/24	591,734	527,195	569,670
5/31/24	600,884	527,416	577,033
8/31/24	611,418	552,674	585,914
11/30/24	619,199	551,960	592,958
2/28/25	628,187	557,816	599,889
5/31/25	635,921	556,207	606,019
8/31/25	644,880	570,007	613,116
11/30/25	652,401	583,428	619,720
2/28/26	659,709	592,738	625,651
5/31/26	665,669	584,759	631,007

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 7/6/17
Ultra Short-Term Bond Fund (I Class)	4.68%	3.78%	3.27%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.77
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	4.12	3.40	2.65

Performance Inception Date	Jul. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,934,740,000
Holdings Count | Holding	541
Advisory Fees Paid, Amount	$ 3,876,000
InvestmentCompanyPortfolioTurnover	85.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,934,740 Number of Portfolio Holdings541
Holdings [Text Block]
Table Summary
Corporate Bonds	51.4%
Asset-Backed Securities	21.5
Non-U.S. Government Mortgage-Backed Securities	9.5
Commercial Paper	8.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	4.3
U.S. Government & Agency Mortgage-Backed Securities	3.2
U.S. Treasury Obligations	1.0
Foreign Government Obligations & Municipalities	0.7
Securities Lending Collateral	0.2
Short-Term and Other	-0.6

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes	4.3%
Carvana Auto Receivables Trust	2.1
Federal National Mortgage Assn.	2.0
Structured Agency Credit Risk Debt Notes	1.8
Exeter Automobile Receivables Trust	1.4
Bain Capital Credit	1.3
Federal Home Loan Mortgage	1.2
HCA	1.1
Southern California Edison	1.0
Global Payments	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225825
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Bond Fund
Class Name	Z Class
Trading Symbol	TRZWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2026, as front-end yields ended lower amid elevated rate volatility, driven by moderating inflation expectations and Federal Reserve rate cuts during the second half of 2025.

  The fund’s out-of-benchmark allocations to mortgage-backed securities (MBS), asset-backed securities, and commercial mortgage-backed securities aided performance relative to its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index, as spreads tightened. Similarly, an overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries contributed. Security selection within investment-grade corporate bonds also generated positive returns. The fund’s slight overweight duration contributed to performance as front-end yields largely shifted lower over the period.

  Key rate management, particularly our two-year key rate positioning, detracted from returns relative to the style-specific benchmark over the year.

  The fund seeks a high level of income consistent with minimal fluctuations in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative position. We increased the fund’s allocation to U.S. Treasuries and MBS.

  While we are primarily a cash bond manager, we employ the use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default swaps and interest rate swaps.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
2/28/21	10,002	9,989	9,999
5/31/21	10,011	9,975	10,005
8/31/21	10,038	10,138	10,007
11/30/21	10,023	10,077	10,006
2/28/22	9,991	9,725	9,990
5/31/22	9,922	9,154	9,990
8/31/22	9,913	8,970	9,990
11/30/22	9,922	8,783	10,032
2/28/23	10,100	8,779	10,135
5/31/23	10,225	8,958	10,252
8/31/23	10,402	8,863	10,386
11/30/23	10,571	8,887	10,535
2/29/24	10,772	9,071	10,674
5/31/24	10,945	9,075	10,812
8/31/24	11,164	9,510	10,978
11/30/24	11,312	9,498	11,110
2/28/25	11,481	9,598	11,240
5/31/25	11,606	9,571	11,355
8/31/25	11,798	9,808	11,488
11/30/25	11,941	10,039	11,611
2/28/26	12,081	10,199	11,723
5/31/26	12,197	10,062	11,823

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 2/22/21
Ultra Short-Term Bond Fund (Z Class)	5.09%	4.03%	3.84%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	0.12
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	4.12	3.40	3.23

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,934,740,000
Holdings Count | Holding	541
Advisory Fees Paid, Amount	$ 3,876,000
InvestmentCompanyPortfolioTurnover	85.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,934,740 Number of Portfolio Holdings541
Holdings [Text Block]
Table Summary
Corporate Bonds	51.4%
Asset-Backed Securities	21.5
Non-U.S. Government Mortgage-Backed Securities	9.5
Commercial Paper	8.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	4.3
U.S. Government & Agency Mortgage-Backed Securities	3.2
U.S. Treasury Obligations	1.0
Foreign Government Obligations & Municipalities	0.7
Securities Lending Collateral	0.2
Short-Term and Other	-0.6

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes	4.3%
Carvana Auto Receivables Trust	2.1
Federal National Mortgage Assn.	2.0
Structured Agency Credit Risk Debt Notes	1.8
Exeter Automobile Receivables Trust	1.4
Bain Capital Credit	1.3
Federal Home Loan Mortgage	1.2
HCA	1.1
Southern California Edison	1.0
Global Payments	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless